Confirming Payables (Tables)	12 Months Ended
Dec. 31, 2025
Confirming Payables
Schedule of carrying amount of financial liabilities

	2025	2024
Confirming payables	415,388	268,175

Schedule of range of payments due

	2025 Days after invoice	2024 Days after invoice
Liabilities that are part of confirming payables	60 - 210	60 - 210
Comparable trade payables that are not part of a confirming payable	30 - 120	30 - 120